N-2	Oct. 18, 2023
Cover [Abstract]
Entity Central Index Key	0001828376
Amendment Flag	false
Securities Act File Number	001-40255
Document Type	8-K
Entity Registrant Name	WILLIAM PENN BANCORPORATION
Entity Address, Address Line One	10 Canal Street
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bristol
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19007
City Area Code	267
Local Phone Number	540-8500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false